DELAWARE GROUP EQUITY FUNDS II

Delaware Decatur Equity Income Fund
Delaware Diversified Value Fund
Delaware Growth and Income Fund
Delaware Social Awareness Fund

(each a "Fund")

Supplement to the Funds'
Statement of Additional Information
dated January 31, 2002

The Board of Trustees has approved the following changes in sales charges for Class B share purchases effective November 18, 2002. Please carefully review the changes with your financial advisor when making an investment decision as to which class of shares best suits your investment goals and time frame and whether to make your investment before or after November 18, 2002.

All references in this Statement of Additional Information (SAI) to the Class B contingent deferred sales charge (CDSC) are replaced with the new Class B contingent deferred sales charge of 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The maximum amount of Class B shares that may be purchased at any one time will be lowered to $100,000. The Class A sales charge schedule and the Class C CDSC and purchase amount are not affected.

Effective November 18, 2002, the new sales charge schedule for Class B shares and maximum purchase amount, described above, replace the sales charge and maximum purchase amount information throughout the SAI, and specifically in the following sections: "Performance Information" on page 25; "Purchasing Shares" on page 35; "Purchasing Shares - Special Purchase Features - Class A Shares - Right of Accumulation" on page 45; and "Redemption and Exchange" on page 56.

The following paragraphs are added and the average annual total and cumulative total return tables replace the similar tables on pages 26-27 and 30-31. Past performance is not a guarantee of future results:

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

The average annual total return for each Class is shown for the 1 year, 5 year, or 10 year period ending November 30, 2001. If a Class has not been in existence for a full 1, 5 or 10 year period, then Lifetime returns are shown. Lifetime returns are not shown if performance information exists for the 10 year period.

Average Annual Total Return

Delaware Decatur Equity Income Fund	1 year ended 11/30/01	5 years ended 11/30/01	10 years ended 11/30/01	Life of Fund[4]
Class A (at offer before taxes)[1,2]	-5.03%	5.86%	11.08%	N/A
Class A (at offer after taxes on distributions)[1,2]	-5.39%	2.49%	7.61%	N/A
Class A (at offer after taxes on distributions and sale of fund shares)[1,2]	-3.07%	3.56%	7.69%	N/A
Class A (at NAV before taxes)[2]	0.75%	7.12%	11.74%	N/A
Class B (including CDSC before taxes)[3]	-4.03%	6.01%	N/A	10.50%
Class B (including CDSC after taxes on distributions)[3]	-4.16%	2.81%	N/A	7.34%
Class B (including CDSC after taxes on distributions and sale of fund shares)[3]	-2.46%	3.78%	N/A	7.45%
Class B (excluding CDSC before taxes)	-0.05%	6.28%	N/A	10.50%
Class C (including CDSC before taxes)	-0.98%	6.29%	N/A	8.95%
Class C (including CDSC after taxes on distributions)	-1.11%	3.14%	N/A	5.64%
Class C (including CDSC after taxes on distributions and sale of fund shares)	-0.60%	4.03%	N/A	6.10%
Class C (excluding CDSC before taxes)	0.02%	6.29%	N/A	8.95%
Institutional Class (before taxes)	1.00%	7.36%	11.91%	N/A
Institutional Class (after taxes on distributions)	0.51%	3.78%	8.30%	N/A
Institutional Class (after taxes on distributions and sale of fund shares)	0.59%	4.66%	8.33%	N/A

1 Effective November 2, 1998, the maximum front-end sales charge is 5.75%. The above performance numbers are calculated using 5.75% as the applicable sales charge for all time periods.
2 Performance figures reflect the applicable Rule 12b-1 distribution expenses that apply on and after May 2, 1994.
3 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule. For the period of November 2, 1998 through November 18, 2002, the CDSC schedule for Class B Shares was: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year; (iii) 3% if shares are redeemed during the third or fourth year; (iv) 2% if shares are redeemed during the fifth year; (v) 1% if shares are redeemed during the sixth year; and (v) 0% thereafter. The SAI dated January 31, 2002 included an Average Annual Total Return table with figures calculated using this old schedule.
4 Date of initial public offering of Delaware Decatur Equity Income Fund A Class was March 18, 1957; Delaware Decatur Equity Income Fund Institutional Class was January 13, 1994, Delaware Decatur Equity Income Fund B Class was September 6, 1994; Delaware Decatur Equity Income Fund C Class was November 29, 1995.

Average Annual Total Return

Delaware Growth and Income Fund	1 year ended 11/30/01	5 years ended 11/30/01	10 years ended 11/30/01	Life of Fund[3]
Class A (at offer before taxes)[1]	-7.89%	4.89%	10.82%	N/A
Class A (at offer after taxes on distributions)[1]	-7.92%	2.33%	7.83%	N/A
Class A (at offer after taxes on distributions and sale of fund shares)[1]	-4.81%	3.15%	7.74%	N/A
Class A (at NAV before taxes)	-2.29%	6.14%	11.48%	N/A
Class B (including CDSC before taxes)[2]	-6.83%	5.10%	N/A	10.38%
Class B (including CDSC after taxes on distributions)[2]	-6.83%	2.73%	N/A	7.87%
Class B (including CDSC after taxes on distributions and sale of fund shares)[2]	-4.16%	3.46%	N/A	7.72%
Class B (excluding CDSC before taxes)	-2.95%	5.41%	N/A	10.38%
Class C (including CDSC before taxes)	-3.93%	5.42%	N/A	8.31%
Class C (including CDSC after taxes on distributions)	-3.93%	3.08%	N/A	5.70%
Class C (including CDSC after taxes on distributions and sale of fund shares)	-2.39%	3.73%	N/A	5.94%
Class C (excluding CDSC before taxes)	-2.96%	5.42%	N/A	8.31%
Institutional Class (before taxes)	-2.07%	6.46%	11.76%	N/A
Institutional Class (after taxes on distributions)	-2.13%	3.73%	8.64%	N/A
Institutional Class (after taxes on distributions and sale of fund shares)	1.26%	4.36%	8.49%	N/A

1 Effective November 2, 1998, the maximum front-end sales charge is 5.75%. The above performance numbers are calculated using 5.75% as the applicable sales charge for all time periods.
2 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule. For the period of November 2, 1998 through November 18, 2002, the CDSC schedule for Class B Shares was: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year; (iii) 3% if shares are redeemed during the third or fourth year; (iv) 2% if shares are redeemed during the fifth year; (v) 1% if shares are redeemed during the sixth year; and (v) 0% thereafter. The SAI dated January 31, 2002 included an Average Annual Total Return table with figures calculated using this old schedule.
3 Date of initial public offering of Growth and Income Fund A Class was August 27, 1986; Growth and Income Fund Institutional Class was July 26, 1993; Growth and Income Fund B Class was September 6, 1994; Growth and Income Fund C Class was November 29, 1995.

Average Annual Total Return

Delaware Social Awareness Fund[1]	1 year ended 11/30/01	Life of Fund[5]
Class A (at offer before taxes)[2,3]	-14.97%	3.89%
Class A (at offer after taxes on distributions)[2,3]	-16.85%	3.33%
Class A (at offer after taxes on distributions and sale of fund shares)[2,3]	-7.44%	3.13%
Class A (at NAV before taxes)[3]	-9.80%	5.19%
Class B (including CDSC before taxes)[4]	-13.71%	4.00%
Class B (including CDSC after taxes on distributions)[4]	-15.74%	3.41%
Class B (including CDSC after taxes on distributions and sale of fund shares)[4]	-6.51%	3.23%
Class B (excluding CDSC before taxes)	-10.49%	4.41%
Class C (including CDSC before taxes)	-11.20%	4.43%
Class C (including CDSC after taxes on distributions)	-13.24%	3.85%
Class C (including CDSC after taxes on distributions and sale of fund shares)	-4.98%	3.58%
Class C (excluding CDSC before taxes)	-10.39%	4.43%
Institutional Class (before taxes)	-9.52%	5.47%
Institutional Class (after taxes on distributions)	-11.49%	4.90%
Institutional Class (after taxes on distributions and sale of fund shares)	-4.03%	4.43%

1 Reflects applicable expense caps in effect during the periods. See Investment Management Agreement for information regarding expense caps for the Fund. In the absence of such waivers, performance would have been affected negatively.
2 Effective November 2, 1998, the maximum front-end sales charge is 5.75%. The above performance numbers are calculated using 5.75% as the applicable sales charge for all time periods.
3 Reflects voluntary 12b-1 fee waivers to limit 12b-1 expenses to 0.25% of average daily net assets. In the absence of the voluntary fee waiver and payment of expenses, performance would have been affected negatively.
4 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule. For the period of November 2, 1998 through November 18, 2002, the CDSC schedule for Class B Shares was: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year; (iii) 3% if shares are redeemed during the third or fourth year; (iv) 2% if shares are redeemed during the fifth year; (v) 1% if shares are redeemed during the sixth year; and (v) 0% thereafter. The SAI dated January 31, 2002 included an Average Annual Total Return table with figures calculated using this old schedule.
5 Each Class commenced operations on February 24, 1997.

Average Annual Total Return

Delaware Diversified Value Fund[1]	1 year ended 11/30/01	Life of Fund[4]
Class A (at offer before taxes)[2]	-7.74%	5.77%
Class A (at offer after taxes on distributions)[2]	-9.42%	4.18%
Class A (at offer after taxes on distributions and sale of fund shares)[2]	-4.55%	3.90%
Class A (at NAV before taxes)	2.11%	7.74%
Class B (including CDSC before taxes)[3]	N/A	N/A
Class B (including CDSC after taxes on distributions)[3]	N/A	N/A
Class B (including CDSC after taxes on distributions and sale of fund shares)[3]	N/A	N/A
Class B (excluding CDSC before taxes)	N/A	N/A
Class C (including CDSC before taxes)	N/A	N/A
Class C (including CDSC after taxes on distributions)	N/A	N/A
Class C (including CDSC after taxes on distributions and sale of fund shares)	N/A	N/A
Class C (excluding CDSC before taxes)	N/A	N/A
Institutional Class (before taxes)	-2.11%	7.74%
Institutional Class (after taxes on distributions)	-3.70%	6.12%
Institutional Class (after taxes on distributions and sale of fund shares)	-1.10%	5.50%

1 Returns reflect the voluntary waiver of 12b-1 fees by the Distributor. See Distribution and Service under Investment Management Agreement. In the absence of such voluntary waiver, performance would have been affected negatively.
2 Prior to November 30, 1998, the maximum front-end sales charge was 4.75%. Effective November 30, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
3 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule. For the period of November 2, 1998 through November 18, 2002, the CDSC schedule for Class B Shares was: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year; (iii) 3% if shares are redeemed during the third or fourth year; (iv) 2% if shares are redeemed during the fifth year; (v) 1% if shares are redeemed during the sixth year; and (v) 0% thereafter. The SAI dated January 31, 2002 included an Average Annual Total Return table with figures calculated using this old schedule.
4 Class A Shares and Institutional Class commenced operations on September 15, 1998 and the date of public offering was May 1, 2002. Class B and Class C Shares date of commencement and public offering was May 1, 2002.

Cumulative Total Return

Delaware Decatur Equity Income Fund	Class A Shares (at Offer)[1,2]	Class A Shares (at NAV)[2]	Institutional Class	Class B Shares (Including CDSC)[3]	Class B Shares (Excluding CDSC)	Class C Shares (Including CDSC)	Class C Shares (Excluding CDSC)
3 months ended 11/30/01	-5.83%	-0.11%	-0.03%	-4.32%	-0.34%	-1.33%	-0.33%
6 months ended 11/30/01	-11.91%	-6.53%	-6.40%	-10.62%	-6.90%	-7.79%	-6.86%
9 months ended 11/30/01	-10.06%	-4.57%	-4.37%	-8.87%	-5.08%	-6.05%	-5.11%
1 year ended 11/30/01	-5.03%	0.75%	1.00%	-4.03%	-0.05%	-0.98%	0.02%
3 years ended 11/30/01	-4.91%	0.91%	1.66%	-3.52%	-1.37%	-1.36%	-1.36%
5 years ended 11/30/01	32.95%	41.06%	42.66%	33.86%	35.62%	35.65%	35.65%
10 years ended 11/30/01	186.10%	203.52%	208.08%	N/A	N/A	N/A	N/A
15 years ended 11/30/01	316.36%	341.78%	348.40%	N/A	N/A	N/A	N/A
Life of Fund[4]	13,320.62%	14,142.13%	14,355.51%	105.89%	105.89%	67.35%	67.35%

1 Effective November 2, 1998, the maximum front-end sales charge is 5.75%. The above performance numbers are calculated using 5.75% as the applicable sales charge for all time periods.
2 Performance figures reflect the applicable Rule 12b-1 distribution expenses that apply on and after May 2, 1994.
3 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule. For the period of November 2, 1998 through November 18, 2002, the CDSC schedule for Class B Shares was: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year; (iii) 3% if shares are redeemed during the third or fourth year; (iv) 2% if shares are redeemed during the fifth year; (v) 1% if shares are redeemed during the sixth year; and (v) 0% thereafter. The SAI dated January 31, 2002 included a Cumulative Total Return table with figures calculated using this old schedule.
4 Date of initial public offering of Delaware Decatur Equity Income Fund A Class was March 18, 1957; Delaware Decatur Equity Income Fund Institutional Class was January 13, 1994, Delaware Decatur Equity Income Fund B Class was September 6, 1994; Delaware Decatur Equity Income Fund C Class was November 29, 1995.

Cumulative Total Return

Delaware Growth and Income Fund	Class A Shares (at Offer)[1]	Class A Shares (at NAV)	Institutional Class	Class B Shares (Including CDSC)[2]	Class B Shares (Excluding CDSC)	Class C Shares (Including CDSC)	Class C Shares (Excluding CDSC)
3 months ended 11/30/01	-5.69%	0.07%	0.13%	-4.06%	-0.07%	-1.07%	-0.07%
6 months ended 11/30/01	-13.66%	-8.41%	-8.28%	-12.36%	-8.70%	-9.63%	-8.72%
9 months ended 11/30/01	-11.77%	-6.40%	-6.21%	-10.59%	-6.86%	-7.81%	-6.88%
1 year ended 11/30/01	-7.89%	-2.29%	-2.07%	-6.83%	-2.95%	-3.93%	-2.96%
3 years ended 11/30/01	-10.11%	-4.61%	-3.76%	-8.71%	-6.58%	-6.59%	-6.59%
5 years ended 11/30/01	26.97%	34.73%	36.73%	28.22%	30.12%	30.19%	30.19%
10 years ended 11/30/01	179.46%	196.59%	203.98%	N/A	N/A	N/A	N/A
15 years ended 11/30/01	334.08%	360.65%	372.12%	N/A	N/A	N/A	N/A
Life of Fund[3]	368.85%	397.38%	409.76%	104.28%	104.28%	61.49%	61.49%

1 Effective November 2, 1998, the maximum front-end sales charge is 5.75%. The above performance numbers are calculated using 5.75% as the applicable sales charge for all time periods.
2 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule. For the period of November 2, 1998 through November 18, 2002, the CDSC schedule for Class B Shares was: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year; (iii) 3% if shares are redeemed during the third or fourth year; (iv) 2% if shares are redeemed during the fifth year; (v) 1% if shares are redeemed during the sixth year; and (v) 0% thereafter. The SAI dated January 31, 2002 included a Cumulative Total Return table with figures calculated using this old schedule.
3 Date of initial public offering of Delaware Growth and Income Fund A Class was August 27, 1986; Delaware Growth and Income Fund Institutional Class was July 26, 1993; Delaware Growth and Income Fund B Class was September 6, 1994; Delaware Growth and Income Fund C Class was November 29, 1995.

Cumulative Total Return

Delaware Social Awareness Fund[1]	Class A Shares (at Offer)[2,3]	Class A Shares (at NAV)[3]	Institutional Class	Class B Shares (Including CDSC)[4]	Class B Shares (Excluding CDSC)	Class C Shares (Including CDSC)	Class C Shares (Excluding CDSC)
3 months ended 11/30/01	-5.87%	-0.10%	0.00%	-4.31%	-0.32%	-1.21%	-0.22%
6 months ended 11/30/01	-14.78%	-9.67%	-9.56%	-13.62%	-10.02%	-10.82%	-9.92%
9 months ended 11/30/01	-13.26%	-7.94%	-7.76%	-12.17%	-8.51%	-9.32%	-8.41%
1 year ended 11/30/01	-14.98%	-9.80%	-9.52%	-13.71%	-10.49%	-11.20%	-10.39%
3 years ended 11/30/01	-9.88%	-4.36%	-3.52%	-8.77%	-6.48%	-6.38%	-6.38%
Life of Fund[5]	19.96%	27.30%	28.87%	20.58%	22.83%	22.96%	22.96%

1 Reflects applicable expense caps in effect during the periods. See Investment Management Agreement for information regarding expense caps for the Fund. In the absence of such waivers, performance would have been affected negatively.
2 Effective November 2, 1998, the maximum front-end sales charge is 5.75%. The above performance numbers are calculated using 5.75% as the applicable sales charge for all time periods.
3 Reflects voluntary 12b-1 fee waivers to limit 12b-1 expenses to 0.25% of average daily net assets. In the absence of the voluntary fee waiver, performance would have been affected negatively.
4 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule. For the period of November 2, 1998 through November 18, 2002, the CDSC schedule for Class B Shares was: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year; (iii) 3% if shares are redeemed during the third or fourth year; (iv) 2% if shares are redeemed during the fifth year; (v) 1% if shares are redeemed during the sixth year; and (v) 0% thereafter. The SAI dated January 31, 2002 included a Cumulative Total Return table with figures calculated using this old schedule.
5 Each Class commenced operations on February 24, 1997.

Cumulative Total Return

Delaware Diversified Value Fund[1]	Class A Shares (at Offer)[2]	Class A Shares (at NAV)	Institutional Class	Class B Shares (Including CDSC)[3]	Class B Shares (Excluding CDSC)	Class C Shares (Including CDSC)	Class C Shares (Excluding CDSC)
3 months ended 11/30/01	-7.69%	-2.06%	-2.06%	N/A	N/A	N/A	N/A
6 months ended 11/30/01	-13.73%	-8.49%	-8.49%	N/A	N/A	N/A	N/A
9 months ended 11/30/01	-10.98%	-5.57%	-5.57%	N/A	N/A	N/A	N/A
1 year ended 11/30/01	-7.75%	-2.11%	-2.11%	N/A	N/A	N/A	N/A
3 years ended 11/30/01	6.74%	13.23%	13.23%	N/A	N/A	N/A	N/A
Life of Fund[1]	19.76%	27.09%	27.09%	N/A	N/A	N/A	N/A

1 Returns reflect the voluntary waiver of 12b-1 fees by the Distributor. See Distribution and Service under Investment Management Agreement. In the absence of such voluntary waiver, performance would have been affected negatively.
2 Prior to November 30, 1998, the maximum front-end sales charge was 4.75%. Effective November 30, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
3 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule. For the period of November 2, 1998 through November 18, 2002, the CDSC schedule for Class B Shares was: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year; (iii) 3% if shares are redeemed during the third or fourth year; (iv) 2% if shares are redeemed during the fifth year; (v) 1% if shares are redeemed during the sixth year; and (v) 0% thereafter. The SAI dated January 31, 2002 included a Cumulative Total Return table with figures calculated using this old schedule.
4 Class A Shares and Institutional Class commenced operations on September 15, 1998 and the date of public offering was May 1, 2002. Class B and Class C Shares date of commencement and public offering was May 1, 2002.

The final sentence of the last paragraph under the sections "Purchasing Shares - Contingent Deferred Sales Charge - Class B Shares and Class C Shares" on page 38 and "Redemption and Exchange - Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value" on page 62, which states "All investments made during the calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month." is deleted.

The first paragraph under the section entitled "Institutional Classes" under the heading "PURCHASING SHARES" is hereby revised by inserting the following language at the end of the paragraph:

"(f) certain plans qualified under Section 529 of the Internal Revenue Code for which Delaware Service Company, Inc., the Distributor, or the Manager or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution or similar services; and (g) programs sponsored by financial intermediaries where such program requires the purchase of Institutional Class shares."

The date of this Supplement is November 18, 2002.